Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accrued Expenses Tables
Accrued expenses
	September 30,	December 31,
	2018	2017

Accrued outside services	$194,585	$165,427
Accrued board of director's fees	150,000	125,000
Accrued executive severance	131,500	118,000
Accrued legal and professional fees	119,150	135,690
Accrued travel	69,926	39,926
Deferred rent	46,852	51,191
Accrued clinical study expenses	13,650	13,650
Deferred revenue	10,840	13,317
Accrued other	9,580	11,399
	$746,083	$673,600

	2017	2016

Accrued outside services	$165,427	$31,533
Accrued board of director's fees	125,000	16,000
Accrued executive severance	118,000	100,000
Accrued audit and tax preparation	73,800	100,000
Accrued legal professional fees	61,890	45,000
Deferred rent	51,191	41,341
Accrued travel	39,926	—
Accrued clinical study expenses	13,650	13,650
Deferred revenue	13,317	18,810
Accrued other	11,399	8,754
	$673,600	$375,088